STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2013
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 12 – StockHOLDERs’ EQUITY

On July 11, 2012, the Company entered into a Share Exchange Agreement with General Red Holding, Inc., another Delaware company (“GRH”) and acquired all of the outstanding capital stock of GRH. In connection with the Share Exchange Agreement, the Company issued to GRH an aggregate of 125,112,803 shares of the common stock of the Company, at par value of $0.0001 per share. Immediately prior to the Share Exchange, the Company had 6,750,000 shares of Common Stock issued and outstanding. In connection with the transaction, the two principal shareholders of the Company surrendered for cancellation an aggregate of 4,513,252 shares of Common Stock beneficially owned by them.

During the years ended September 30, 2012, Hua Mei and the Company entered into an agreement to convert a debt in the amount of $307,720, owed to Greater China International to equity. Pursuant to the agreement, the additional paid in capital of the Company increased to $4,909,572 after the conversion.

On July 12, 2013, the Company effected the 1 for 8 reverse split of the Company’s issued and outstanding common stock, decreasing the number of outstanding shares from 127,349,551 to 15,918,940. These statements have been retroactively adjusted to reflect this reverse split.